Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rockefeller Climate Solutions Fund | Rockefeller Climate Solutions Fund - Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	13.60%	4.28%	16.53%	(19.20%)	5.51%	35.05%	29.93%	(10.95%)	29.42%	7.15%
Rockefeller US Small Cap Core Fund | Rockefeller US Small Cap Core Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	[2]		12.35%

[1]	The returns shown in the bar chart for the period beginning July 21, 2021 (commencement of operations) through December 31, 2021 and for the calendar years subsequent thereto, reflect the performance of the Fund’s Institutional Class shares. The returns shown in the bar chart prior to the commencement of operations reflect the performance of Founders’ interests of the Predecessor Fund. Class A shares would have materially equivalent annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class A shares are subject to a maximum sales load and distribution and service (Rule 12b-1) fees. The performance of the Predecessor Fund has not been restated to reflect the estimated fees and fee waivers or expense limitations applicable to each class of shares of the Fund. Had the performance of the Predecessor Fund been restated, the performance would have been lower. The bar chart does not reflect sales charges and returns would have been lower had sales charges been reflected. The performance of the Predecessor Fund is for Founders’ interests which was the only class issued at the inception of the Predecessor Fund. Founders’ interests and Class A interests of the Predecessor Fund were identical except for inception date and the investment management fee rate charged to each class. The investment management fee rate charged to Founders’ interests and Class A interests of the Predecessor Fund was 0.75% and 1.00%, respectively. Because Class A interests of the Predecessor Fund were subject to a higher investment management fee rate, its performance was lower than Founders’ interests.
[2]	The returns shown in the bar chart are for Class I shares of the Fund. Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Class A shares would be lower as expenses for Class A shares are higher.